Commitments And Contingencies - Purchase Obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Purchase Obligations
2019	$ 1,296
2020	112
2021	68
2022	33
2023	12
Thereafter	24
Total	$ 1,545